GOODWILL AND BUSINESS ACQUISITIONS - Narrative (Details) - USD ($) $ in Thousands		3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 10, 2021	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Business Acquisition [Line Items]
Payment for acquisition, net of cash acquired				$ 0	$ 14,213	$ 49,722	$ 0
Goodwill foreign currency translation gain (loss)		$ (4,169)		(4,169)
Goodwill impairment				64,252		0	0
Impairment loss		$ (64,252)	$ 0	$ (64,252)	$ 0	$ (1,051)	$ 0
Vindara Inc. [Member]
Business Acquisition [Line Items]
Percentage of outstanding equity acquired	100.00%
Acquisition related costs	$ 300
Expected economic life of acquired identifiable assets	10 years
Purchase price, net of cash	$ 22,592
Cash	37
Payment for acquisition, net of cash acquired	14,213
Value of shares issued as consideration	$ 8,379